Provisions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions
30.	Provisions

Non-current provisions:

	Legal claims	Obligations for dismantling, removing and site restoration	Total
Balance at 1 January 2017	6,889	180,652	187,541
Provisions recognized/(reversed)	4,256	(8,461)	(4,205)
Unwinding of discount	—	15,328	15,328
Transfer to current provisions	(2,258)	—	(2,258)
Effect of changes in exchange rates	—	1,012	1,012

Balance at 31 December 2017	8,887	188,531	197,418

	Legal claims	Obligations for dismantling, removing and site restoration	Total
Balance at 1 January 2016	4,103	126,516	130,619
Provisions recognized/(reversed)	4,312	52,031	56,343
Unwinding of discount	—	(1,308)	(1,308)
Transfer to current provisions	(1,526)	—	(1,526)
Effect of changes in exchange rates	—	3,413	3,413

Balance at 31 December 2016	6,889	180,652	187,541

Provision for legal claims are recognized for the probable cash outflows related to legal disputes. Refer to Note 36.

The Group is required to incur certain costs in respect of a liability to dismantle and remove assets and to restore sites on which the assets were located. The dismantling costs are calculated according to best estimate of future expected payments discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability.

It is expected that the obligations for dismantling, removing and site restoration will be realized in accordance with the useful life of GSM services materials.

Additions to obligations for dismantling, removing and site restoration during the period are non-cash transactions and are recorded against property, plant and equipment.

Obligations for dismantling, removing and site restoration are discounted using a discount rate of 5.6% at 31 December 2017 (31 December 2016: 5.4%).

Current provisions:

	Legal claims	Bonus	Other	Total
Balance at 1 January 2016	10,260	141,855	—	152,115
Provisions recognized/(reversed)	140,457	251,005	785	392,247
Amounts used	(134,019)	(220,269)	—	(354,288)
Transfers from non-current provisions	1,526	—	—	1,526
Effect of changes in exchange rates	42	800	—	842

Balance at 31 December 2016	18,266	173,391	785	192,442

	Legal claims	Bonus (*)	Other	Total
Balance at 1 January 2017	18,266	173,391	785	192,442
Provisions recognized/(reversed) (**)	583,788	318,603	(785)	901,606
Amounts used	(1,188)	(263,080)	—	(264,268)
Transfer from non-current provisions	2,258	—	—	2,258
Unwinding of discount	2,531	—	—	2,531
Effect of changes in exchange rates	24	606	—	630

Balance at 31 December 2017	605,679	229,520	—	835,199

(*)	Includes share-based payment (Note 28).
(**)	Refer to Note 36.1 and 36.3.